Common Stock - Following Shares of Common Stock Reserved for Future Issuance (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Conversion of preferred stock	18,216,847	18,216,847
Issuance of common stock upon exercise of stock options	3,316,671	3,075,403
Options available for grant under stock plans	906,265	403,680	2,593,057
Common stock reserved for future issuance	22,439,783	21,695,930